Employee benefit expenses (Schedule of Key Management Personnel Compensation) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary and management fees	₪ 6,021	$ 1,660	₪ 5,268	₪ 5,039
Bonus	2,661	734	4,569	4,840
Share based payment expense	536	89	321	0
Directors remuneration	228	63	332	345
Key management personnel compensation	₪ 9,446	$ 2,546	₪ 10,490	₪ 10,224